UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/05

P:\Edgar Filings\Pending\853 previously 000\NCSR-SEMI-853-5-2005\formncsrsemi853.DOC

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus Strategic
Municipals, Inc.

SEMIANNUAL REPORT March 31, 2005

Dreyfus Strategic Municipals, Inc.

Protecting Your Privacy Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.
  Information about your transactions with us, such as the purchase or sale of Fund shares.
  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC

PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments.
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
21	Financial Highlights
23	Notes to Financial Statements
30	Information About the Review and Approval
of the Fund’s Management Agreement
37	Officers and Directors
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Strategic Municipals, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Strategic Municipals, Inc. covers the six-month period from October 1, 2004, through March 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,W. Michael Petty.

Rising energy prices, an improving labor market and robust economic growth appear to have rekindled investors’ inflation concerns. Indeed, in its comments accompanying its latest increase in short-term interest rates, the Federal Reserve Board’s Federal Open Market Committee indicated that pricing power is “more evident.” As a result, the municipal bond market recently gave back a portion of its previous gains.

Nonetheless, most analysts agree that fixed-income securities generally have held up well compared to previous periods of rising short-term interest rates. Strong investor demand and a more moderate supply of newly issued securities have supported prices of municipal bonds. In our view, the tax-exempt bond market’s relative strength represents yet another example of how a long-term investment perspective and a steady asset allocation strategy can benefit investors. As always, we encourage you to talk regularly with your financial advisor about the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Strategic Municipals, Inc. perform relative to its benchmark?

For the six-month period ended March 31, 2005, the fund achieved a total return of 3.93% .1 During the same period, the fund provided income dividends of $0.2960 per share, which is equal to a distribution rate of 7.25% .2

Relatively strong performance among municipal bonds during the fourth quarter of 2004 was offset by weakness in the first quarter of 2005 as investors reacted to rising interest rates and inflationary pressures in the recovering economy.

What is the fund’s investment approach?

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment-grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, we have constructed the portfolio by seeking income opportunities through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity and early redemption features.

Over time, many of the fund’s relatively higher-yielding bonds mature or are redeemed by their issuers, and we generally attempt to replace those bonds with investments consistent with the fund’s investment policies. When we believe an opportunity exists, we also may seek to upgrade the portfolio’s investments with newly issued bonds that,in our opinion,have better structural or income characteristics than existing holdings.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

Although the Federal Reserve Board (the “Fed”) already had raised short-term interest rates in several separate moves by the time the reporting period began, most fixed-income securities continued to rally during the final months of 2004 as inflationary pressures appeared to remain low in a moderately growing economy. Indeed, contrary to historical norms, yields of longer-term securities fell instead of rising along with short-term rates.

These circumstances changed during the first quarter of 2005, however, when rising commodity prices and gradual gains in the U.S. labor market sparked renewed inflation concerns. In its statement accompanying its March 2005 rate hike, the Fed confirmed that inflationary pressures were building when it noted that pricing power appeared to be returning to businesses.As a result, prices of longer-term municipal bonds generally fell sharply and their yields rose over the first three months of 2005.

The adverse effects of higher interest rates and rising inflationary pressures were exacerbated somewhat by a greater supply of newly issued tax-exempt securities. Narrower yield differences among bonds of various maturities presented many issuers with the opportunity to refinance existing debt at lower rates.As a result new issuance compared to the same period one year earlier increased by almost 5%, and, in fact, issuance volume in the first quarter of 2005 hit an all-time record.

In this changing environment, we adopted a more defensive investment posture by reducing the fund’s effective average duration from a point that was slightly longer than industry averages to one that was shorter than average.This shift enabled the fund to withstand the full brunt of heightened market volatility during the first quarter of 2005. In addition, the fund continued to benefit from competitive levels of income from its core holdings of seasoned municipal bonds.

However, we generally have been unable to replace those seasoned holdings with comparable-yielding securities when they mature or are redeemed early by their issuers. Consequently, the fund’s divi-

4

dend distribution rate was reduced during the reporting period to adjust for prevailing and expected market conditions in the still-low interest-rate environment.

Nonetheless, we have continued to attempt to boost the fund’s income levels by adding higher-coupon securities backed by states’ settlement of litigation with U.S. tobacco companies and corporate-backed municipal bonds with credit ratings in the “triple-B” range, which is the lowest of the “investment-grade” rating categories. As a result, the fund’s overall credit quality has moved from the lower end of the “double-A” range to the higher end of the “single-A” range.

What is the fund’s current strategy?

We have attempted to maintain the fund’s holdings of seasoned bonds for as long as possible to capture their higher yields.When these holdings mature or are redeemed early by their issuers, we generally have reinvested the proceeds in income-oriented securities, including those backed by corporations.When purchasing new securities, we typically have focused on investment-grade bonds selling at premiums to their face values, which tend to provide more competitive income levels. In addition, securities with these characteristics historically have held up relatively well during market declines.In our judgment,these are prudent strategies in today’s rising interest-rate environment.

April 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period.

The Fund 5

STATEMENT OF INVESTMENTS March 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—147.4%	Amount ($)		Value ($)

Alabama—7.3%
Houston County Health Care Authority
6.25%, 10/1/2030 (Insured; AMBAC)	8,000,000		8,934,560
Jefferson County, Limited Obligation School Warrant:
5.25% 1/1/2018	21,000,000		22,127,280
5.50%, 1/1/2022	4,000,000		4,268,480
Sewer Revenue 5.25%, 2/1/2023
(Insured; FGIC) (Prerefunded 8/1/2012)	5,000,000	[a]	5,489,500
Alaska—.7%
Alaska Housing Finance Corp.
6%, 6/1/2049 (Insured; MBIA)	4,000,000		4,148,880
Arkansas—2.1%
Arkansas Development Finance Authority, SFMR
(Mortgage Backed Securities Program):
6.45%, 7/1/2031 (Guaranteed; GNMA, FNMA)	1,540,000		1,608,699
6.25%, 1/1/2032 (Guaranteed; GNMA)	3,550,000		3,641,839
Little Rock School District
5.25%, 2/1/2030 (Insured; FSA)	6,000,000		6,313,680
Arizona—5.9%
Coconino County Pollution Control Corp., PCR
(Nevada Power Co. Project) 6.375%, 10/1/2036	2,500,000		2,545,900
Maricopa Pollution Control Corp., PCR
(Public Service Co.) 5.75%, 11/1/2022	6,000,000		6,141,780
Pima County Industrial Development
Authority, Industrial Revenue
(Tucson Electric Power Co. Project)
6%, 9/1/2029	14,080,000		14,079,437
Scottsdale Industrial Development Authority, HR
(Scottsdale Healthcare) 5.80%, 12/1/2031	6,000,000		6,416,520
Tucson, Water System Revenue
5%, 7/1/2021 (Insured; FGIC)	3,500,000		3,646,790
California—14.3%
California Infrastructure and Economic
Development Bank, Revenue
(Bay Area Toll Bridges)
5.25%, 7/1/2017 (Insured; FSA)	12,360,000		13,473,883
State of California:
8.563%, 12/1/2018 (Insured; FSA)	10,000,000	[b,c]	10,232,400
5.50%, 4/1/2028	4,000,000		4,316,400
5.25%, 4/1/2034	5,000,000		5,239,200
Economic Recovery 5%, 7/1/2016	10,000,000		10,577,600

6

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

California (continued)
California Department of Water Resources,
Power Supply Revenue
5.125%, 5/1/2018 (Insured; FGIC)	6,000,000	6,374,760
California Pollution Control Financing Authority,
SWDR (Keller Canyon Landfill Co. Project)
6.875%, 11/1/2027	2,000,000	2,021,200
Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue:
7.80%, 6/1/2042	8,100,000	9,211,644
7.90%, 6/1/2042 (LOC; Bank of New York)	2,000,000	2,287,400
Los Angeles Unified School District
5.25%, 7/1/2020 (Insured; FSA)	7,200,000	7,784,640
Oakland 5%, 1/15/2026 (Insured; MBIA)	2,760,000	2,857,897
State Public Works Board of California,
Lease Revenue, Department of General
Services (Butterfield State Office Complex)
5.25%, 6/1/2030	5,000,000	5,197,350
Colorado—3.7%
Denver City and County, Special Facilities Airport
Revenue (United Airlines Project)
6.875%, 10/1/2032	6,950,000 [d]	5,924,875
Northwest Parkway Public Highway Authority,
Revenue 7.125%, 6/15/2041	8,750,000	9,362,238
Silver Dollar Metropolitan District
7.05%, 12/1/2030	4,935,000	5,263,523
Southlands Metropolitan District Number 1
7.125%, 12/1/2034	2,000,000	2,183,860
Florida—3.9%
Deltona, Utilities System Revenue
5.125% 10/1/2027 (Insured; MBIA)	6,000,000	6,281,880
Florida Housing Finance Corp., Housing Revenue
(Nelson Park Apartments)
6.40%, 3/1/2040 (Insured; FSA)	12,380,000	13,001,724
Orange County Health Facility Authority, HR
(Regional Healthcare Systems)
6%, 10/1/2026	2,000,000	2,103,800
Georgia-2.2%
Augusta, Water and Sewer Revenue
5.25%, 10/1/2039 (Insured; FSA)	3,000,000	3,165,030

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Georgia (continued)
Brooks County Development Authority, Sewer
Revenue, Health and Housing Facilities
5.70%, 1/20/2039 (Insured; GNMA)	4,445,000	4,833,315
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College & State Foundation):
6% 9/1/2013	2,090,000	2,280,462
6%, 9/1/2033	2,000,000	2,127,100

Hawaii—.6%
Hawaii Department of Transportation,
Special Facility Revenue
(Caterair International Corp. Project)
10.125%, 12/1/2010	3,200,000	3,200,832
Idaho—.6%
Power County Industrial Development Corp,
SWDR (FMC Corp. Project)
6.45%, 8/1/2032	3,250,000	3,325,953
Illinois—9.2%
Chicago:
6.125%, 1/1/2028 (Insured; FGIC)	15,815,000	17,848,018
(Wastewater Transmission Revenue)
6%, 1/1/2030 (Insured; MBIA)
(Prerefunded 1/1/2010)	3,000,000 [a]	3,381,030
Chicago-O’Hare International Airport,
Special Facility Revenue:
(American Airlines Inc. Project)
8.20%, 12/1/2024	5,000,000	4,158,150
(United Airlines Inc. Project)
6.75%, 11/1/2011	2,000,000 [d]	695,000
Illinois Educational Facilities
Authority, Revenue
(University Of Chicago)
5.125%, 7/1/2038 (Insured; MBIA)	7,000,000	7,121,800
Illinois Health Facilities Authority, Revenue:
(Advocate Network Health Care)
6.125%, 11/15/2022	4,020,000	4,428,030
(OSF Healthcare System)
6.25%, 11/15/2029	7,730,000	8,243,349
(Swedish American Hospital)
6.875%, 11/15/2030	4,980,000	5,821,471

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Indiana—2.8%
Franklin Township Independent School Building Corp.,
First Mortgage 6.125%, 1/15/2022
(Prerefunded 7/15/2010)	6,500,000 [a]	7,467,005
Indiana Housing Finance Authority, SFMR
5.95%, 1/1/2029	1,215,000	1,245,557
Petersburg, PCR (Indiana Power and Light)
6.375%, 11/1/2029	4,150,000	4,425,062
Sullivan, Industrial Pollution Control Revenue
(Hoosier Energy-Merom Project)
7.10%, 4/1/2019	2,500,000	2,519,200
Kansas—3.6%
Kansas Development Finance Authority, Revenue:
(Board of Regents-Scientific Resource)
5%, 10/1/2021 (Insured; AMBAC)	5,290,000	5,582,325
Health Facility (Sisters of Charity)
6.25%, 12/1/2028	3,000,000	3,334,290
Wichita, HR (Christian Health System Inc.)
6.25%, 11/15/2024	10,000,000	10,902,100
Louisiana—.3%
Parish of Saint James, SWDR (Freeport-McMoRan
Partnership Project) 7.70%, 10/1/2022	1,390,000	1,392,321
Maine—.6%
Maine Housing Authority, Mortgage
5.30%, 11/15/2023	3,335,000	3,480,339
Maryland—1.4%
Maryland Economic Development Corp.,
Student Housing Revenue
(University of Maryland):
6.50%, 6/1/2027	3,000,000	3,288,960
5.75%, 10/1/2033	4,500,000	4,662,045
Massachusetts—2.5%
Massachusetts Industrial Finance Agency,
Revenue (Ogden Haverhill Project)
5.60%, 12/1/2019	6,000,000	6,133,440
Massachusetts Health and Educational
Facilities Authority, Revenue:
(Civic Investments) 9%, 12/15/2015	2,000,000	2,304,960
(Partners Healthcare System)
5.75%, 7/1/2032	5,000,000	5,415,900

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Michigan—5.1%
Kent Hospital Finance Authority, Revenue
(Metropolitan Hospital Project)
6.25%, 7/1/2040	3,000,000		3,220,650
Michigan Hospital Finance Authority, HR:
(Ascension Health Credit)
6.125%, 11/15/2026 (Prerefunded 11/15/2009)	5,000,000	[a]	5,631,100
(Genesys Health System Obligated Group)
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	5,000,000	[a]	5,239,050
Michigan Strategic Fund:
RRR (Detroit Edison Co.)
5.25%, 12/15/2032	3,000,000		3,135,000
SWDR (Genesee Power Station Project)
7.50%, 1/1/2021	11,940,000		11,313,628
Minnesota—2.7%
Duluth Economic Development Authority,
Health Care Facilities Revenue
(Saint Luke’s Hospital) 7.25%, 6/15/2032	5,000,000		5,231,650
Saint Paul Port Authority, Hotel Facility Revenue
(Radisson Kellogg Project) 7.375%, 8/1/2029	3,000,000		3,133,350
United Hospital District of Todd, Morrison, Cass
and Wadena Counties, General Obligation
Health Care Facilities Revenue (Lakewood
Health System) 5.125%, 12/1/2024	1,500,000		1,524,015
Winona, Health Care Facilities Revenue
(Winona Health) 6%, 7/1/2026	5,000,000		5,189,850
Mississippi—3.4%
Claiborne County, PCR
(System Energy Resources, Inc.)
6.20%, 2/1/2026	4,545,000		4,545,727
Mississippi Business Finance Corp., PCR
(System Energy Resources Inc. Project)
5.875%, 4/1/2022	14,310,000		14,482,292
Missouri—2.5%
Missouri Development Finance Board,
Infrastructure Facilities Revenue (Branson):
5.375%, 12/1/2027	2,000,000		2,067,060
5.50%, 12/1/2032	4,500,000		4,669,065
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (Saint Anthony’s
Medical Center) 6.25%, 12/1/2030	6,750,000		7,162,965

10

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Montana—.4%
Montana Board of Housing, Single Family Mortgage
6.45%, 6/1/2029	2,205,000	2,241,691
Nevada—2.5%
Washoe County (Reno-Sparks Convention Center)
6.40%, 7/1/2029 (Insured; FSA)
(Prerefunded 1/1/2010)	12,000,000 [a]	13,630,800
New Hampshire—2.7%
New Hampshire Business Finance Authority, PCR
(Public Service Co. of New Hampshire)
6%, 5/1/2021 (Insured; AMBAC)	7,000,000	7,613,900
New Hampshire Health and Educational Facilities
Authority, Revenue (Exeter Project):
6%, 10/1/2024	1,000,000	1,086,210
5.75%, 10/1/2031	1,000,000	1,057,280
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power)
5.90%, 11/1/2016	5,000,000	5,124,650
New Jersey—5.6%
New Jersey Economic Development Authority,
Cigarette Tax Revenue 5.75%, 6/15/2034	2,500,000	2,620,800
New Jersey Health Facilities Financing Authority,
Revenue (Christian Health Care Center)
8.75%, 7/1/2018
(Prerefunded 7/1/2006)	13,265,000 [a]	14,352,465
New Jersey Transportation Trust Fund
Authority, Transportation System
5.50%, 6/15/2017	4,000,000	4,495,960
New Jersey Turnpike Authority,
Turnpike Revenue
5%, 1/1/2035 (Insured; AMBAC)	4,500,000	4,560,390
Tobacco Settlement Financing Corp.
7%, 6/1/2041	5,000,000	5,360,200
New Mexico—1.7%
Farmington, PCR:
(El Paso Electric Co. Project)
6.375%, 6/1/2032	5,370,000	5,424,828
(Tucson Electric Power Co., San Juan)
6.95%, 10/1/2020	4,000,000	4,188,320

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

New York—7.1%
Long Island Power Authority,
New York Electric System Revenue
7.882% 12/1/2016	10,000,000 [b,c]	11,228,000
Tobacco Settlement Financing Corp.:
5.50%, 6/1/2020	16,000,000	17,407,200
5.25%, 6/1/2021 (Insured; AMBAC)	5,000,000	5,332,800
Triborough Bridge and Tunnel Authority,
Revenue 5.25%, 11/15/2030	5,220,000	5,495,042
North Dakota—.3%
North Dakota Housing Finance Agency,
Home Mortgage Revenue
(Housing Finance Program)
6.15%, 7/1/2031	1,665,000	1,685,163
Ohio—7.7%
Cincinnati, Water System Revenue:
5%, 12/1/2021	3,800,000	3,937,332
5%, 12/1/2023	3,000,000	3,100,200
Cuyahoga County, Revenue 6%, 1/1/2032	750,000	818,925
Mahoning County, Hospital Facilities Revenue
(Forum Health Obligation Group)
6%, 11/15/2032	7,000,000	7,447,650
Ohio Air Quality Development Authority, PCR
(Cleveland Electric Illuminating)
6.10%, 8/1/2020 (Insured; ACA)	3,000,000	3,135,750
Ohio Municipal Electric Generation Agency
(Joint Venture 5)
5%, 2/15/2022 (Insured; AMBAC)	4,500,000	4,694,670
Ohio Water Development Authority,
Pollution Control Facilities Revenue
(Cleveland Electric Illuminating)
6.10%, 8/1/2020 (Insured; ACA)	4,350,000	4,546,838
Toledo Lucas County Port Authority,
Airport Revenue
(Baxter Global Project)
6.25%, 11/1/2013	4,400,000	4,443,032
Trotwood-Madison City School District,
School Improvement
5%, 12/1/2030 (Insured; FGIC)	10,495,000	10,807,436

12

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Oklahoma—2.4%
Oklahoma Industries Authority
(Health System Obligated Group)
5.75%, 8/15/2029	12,230,000	13,357,851
Oregon—3.1%
Port of Portland, International Airport Revenue
(Portland International Airport)
5.50%, 7/1/2024 (Insured; AMBAC)	5,000,000	5,336,050
Tigard—Tualatin School District No. 23
5.375%, 6/15/2019 (Insured; MBIA)	3,000,000	3,256,800
Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration Project):
7.40%, 1/1/2016	5,750,000	5,893,923
7.125%, 1/1/2021	2,900,000	2,972,587
Pennsylvania—2.9%
Abington School District
5.125%, 10/1/2034 (Insured; FSA)	4,085,000	4,257,836
Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue
(Reliant Energy Seward, LLC Project)
6.75%, 12/1/2036	7,000,000	7,501,970
York County Hospital Authority, Revenue
(Health Center—Lutheran Social Services)
6.50%, 4/1/2022	4,250,000	4,241,330
South Carolina—3.8%
Greenville County School District ,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow):
5.875%, 12/1/2016	6,000,000	6,905,700
5.50%, 12/1/2028	5,000	5,349
8.45%, 12/1/2028	7,810,000 [b,c]	8,901,369
Greenville Hospital System,
Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	5,000,000	5,410,700
Tennessee—3.7%
Johnson City Health and
Educational Facilities Board, HR:
7.50%, 7/1/2025	5,000,000	5,934,450
7.50%, 7/1/2033	3,000,000	3,544,350

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Tennessee (continued)
Memphis Center City Revenue Finance Corp.,
Tennessee Sports Facility Revenue
(Memphis Redbirds) 6.50%, 9/1/2028	10,000,000	10,082,600
Tennessee Housing Development Agency
(Homeownership Program) 6.40%, 7/1/2031	915,000	915,000
Texas—10.6%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines Inc. Project)
7.50%, 12/1/2029 (Insured; FSA)	3,500,000	2,472,435
Austin Convention Enterprises Inc.,
Convention Center Hotel Revenue:
5.75%, 1/1/2016	5,600,000	5,871,264
6.70%, 1/1/2028	4,000,000	4,267,920
5.75%, 1/1/2032	3,500,000	3,622,570
Dallas-Fort Worth International Airport Facilities
Improvement Corp., Revenue
(Bombardier Inc.) 6.15%, 1/1/2016	2,000,000	2,011,100
Harris County Health Facilities Development Corp.,
HR (Memorial Hermann Hospital System Project)
6.375%, 6/1/2029	8,500,000	9,351,275
Sabine River Authority, PCR
(TXU Electric Co. Project)
6.45%, 6/1/2021	11,300,000	12,071,338
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue
5.75%, 10/1/2021	6,000,000	6,589,020
Texas Department of Housing and
Community Affairs, Collateralized
Home Mortgage Revenue 11.437%, 7/2/2024	1,800,000 [b]	1,835,712
Texas Turnpike Authority, Central Texas
Turnpike System Revenue
5.75%, 8/15/2038 (Insured; AMBAC)	7,100,000	7,843,228
Tyler Health Facilities Development Corp., HR
(East Texas Medical Center Regional Health Care
System Project) 6.75%, 11/1/2025	3,000,000	3,004,170

14

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Utah—.7%
Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	4,027,000	3,956,528
Vermont—.4%
Vermont Housing Finance Agency, Single Family Housing
6.40%, 11/1/2030 (Insured; FSA)	2,030,000	2,036,557
Virginia—3.1%
Greater Richmond Convention Center Authority,
Hotel Tax Revenue
(Convention Center Expansion Project)
6.25%, 6/15/2032	10,500,000	11,989,005
Isle Wight County Industrial Development Authority,
Solid Waste Disposal Facilities Revenue
(Union Camp Corp. Project)
6.55%, 4/1/2024	5,000,000	5,066,400
Washington—3.2%
Energy Northwest, Wind Project Revenue
5.875%, 7/1/2020	3,000,000	3,230,970
Public Utility District No. 1 of Pend Orielle County,
Electric Revenue 6.375%, 1/1/2015	3,755,000	3,872,569
Seattle, Water System Revenue
6%, 7/1/2029 (Insured; FGIC)	10,000,000	11,010,800
West Virginia—3.1%
Braxton County, SWDR (Weyerhaeuser Co. Project)
6.125%, 4/1/2026	14,000,000	14,723,800
West Virginia Water Development Authority, Water
Development Revenue 6.375%, 7/1/2039	2,250,000	2,526,278
Wisconsin—5.6%
Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Revenue 7%, 6/1/2028	22,995,000	24,363,892
Madison, IDR
(Madison Gas & Electric Co.) 5.875%, 10/1/2034	2,390,000	2,566,047
Wisconsin Health and Educational Facilities Authority,
Health, Hospital and Nursing Home Revenue
(Aurora Health Care Inc.) 6.40%, 4/15/2033	4,000,000	4,366,040

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

U. S. Related—1.4%
Guam Housing Corp., SFMR
5.75%, 9/1/2031 (Collateralized; FHLMC)	965,000	1,045,828
Puerto Rico Highway and Transportation Authority,
Transportation Revenue
6%, 7/1/2039 (Prerefunded 7/1/2010)	6,000,000 [a]	6,767,940
Total Long Term Investments
(cost $778,294,782)		823,206,148

	Face Amount
	Covered by
Options—.1%	Contracts ($)	Value ($)

Put Options;
U.S. Treasury 10 Year Notes
June 2005 @107
(cost $950,603)	3,170,000	643,906

	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)

Valdez Marine Term Revenue, VRDN
(Exxon Pipeline Co. Project) 2.20%
(cost $900,000)	900,000 [e]	900,000

Total Investments (cost $780,145,385)	147.7%	824,750,054
Cash and Receivables (Net)	3.3%	18,623,421
Preferred Stock, at redemption value	(51.0%)	(285,000,000)
Net Assets applicable to Common Shareholders	100.0%	558,373,475

16

Summary of Abbreviations

ACA	American Capital Access	HR	Hospital Revenue
AMBAC	American Municipal Bond	IDR	Industrial Development Revenue
	Assurance Corporation	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance		Insurance Corporation
	Company	PCR	Pollution Control Revenue
FHLMC	Federalm Home Loan Mortgage	RRR	Resources Recovery Revenue
	Corporation	SFMR	Single Family Mortgage Revenue
FNMA	Federal National Mortgage	SWDR	Solid Waste Development Revenue
	Association	VRDN	Variable Rate Demand Note
FSA	Financial Security Assurance
GNMA	Government National Mortgage
	Association

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s Value (%) †

AAA	Aaa	AAA	32.9
AA	Aa	AA	11.5
A	A	A	17.4
BBB	Baa	BBB	22.0
BB	Ba	BB	5.0
B	B	B	.9
CCC	Caa	CCC	.8
F1	MIG1/P1	SP1/A1	.1
Not Rated [f]	Not Rated [f]	Not Rated [f]	9.4
			100.0

†	Based on total investments.
[a]	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Inverse floater security—the interest rate is subject to change periodically.
[c]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid by the Board of Directors. At March 31, 2005, these securities amounted to $30,361,769 or 5.4% of net assets applicable to Common Shareholders.
[d]	Non-Income producing security; interest payment in default.
[e]	Securities payable on demand.Variablet rate interest—subject to periodic change.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES March 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	780,145,385	824,750,054
Cash		58,147
Interest receivable		14,790,399
Receivable for investment securities sold		12,808,793
Prepaid expenses		58,801
		852,466,194

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		501,047
Payable for investment securities purchased		8,360,921
Dividends payable to Preferred Shareholders		46,777
Administrative service fees		2,782
Accrued expenses		181,192
		9,092,719

Auction Preferred Stock, Series M,T,W,Th and F
par value $.001 per share (11,400 shares
issued and outstanding at $25,000 per share
liquidation preference)—Note 1		285,000,000

Net Assets applicable to Common Shareholders ($)		558,373,475

Composition of Net Assets ($):
Common Stock, par value $.001 per share
(60,588,631 shares issued and outstanding)		60,589
Paid-in capital		571,184,236
Accumulated undistributed investment income—net		270,003
Accumulated net realized gain (loss) on investments		(57,746,022)
Accumulated net unrealized appreciation
(depreciation) on investments and options transactions		44,604,669

Net Assets applicable to Common Shareholders ($)		558,373,475

Shares Outstanding
(500 million shares authorized)		60,588,631
Net Asset Value, per share of Common Stock ($)		9.22

See notes to financial statements.
18

STATEMENT OF OPERATIONS Six Months Ended March 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	23,150,577
Expenses:
Management fee—Note 3(a)	3,162,666
Commission fee—Note 1	386,155
Custodian fees—Note 3(b)	69,182
Shareholder servicing costs	60,464
Shareholders’ reports	44,697
Registration fees	36,370
Directors’ fees and expenses—Note 3(c)	34,369
Professional fees	34,165
Miscellaneous	35,305
Total Expenses	3,863,373
Less—reduction in management fee
due to undertaking—Note 3(a)	(350,211)
Net Expenses	3,513,162
Investment Income—Net	19,637,415

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,478,244
Net unrealized appreciation (depreciation) on investments	367,081
Net Realized and Unrealized Gain (Loss) on Investments	2,845,325
Dividends on Preferred Stock	(2,410,083)
Net Increase in Net Assets Resulting from Operations	20,072,657

See notes to financial statements.
The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005	Year Ended
	(Unaudited)	September 30, 2004

Operations ($):
Investment income—net	19,637,415	38,388,063
Net realized gain (loss) on investments	2,478,244	(3,656,398)
Net unrealized appreciation
(depreciation) on investments	367,081	10,859,866
Dividends on Preferred Stock	(2,410,083)	(3,752,228)
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,072,657	41,839,303

Dividends to Shareholders from ($):
Investment income—net	(17,934,239)	(39,179,128)

Capital Stock Transactions ($):
Dividends reinvested	—	3,898,829
Total Increase (Decrease) in Net Assets	2,138,418	6,559,004

Net Assets ($):
Beginning of Period	556,235,057	549,676,053
End of Period	558,373,475	556,235,057
Undistributed investment income—net	270,003	856,307

Capital Share Transactions (Shares):
Shares issued for dividends reinvested	—	419,905

See notes to financial statements.
20

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
March 31, 2005			Year Ended September 31,

	(Unaudited)	2004	2003	2002[a]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	9.18	9.14	9.37	9.66	9.38	9.41
Investment Operations:
Investment income—net	.32[b]	.63[b]	.71b	.81[b]	.82	.71
Net realized and
unrealized gain (loss)
on investments	.06	.12	(.15)	(.35)	.18	.02
Dividends on Preferred
Stock from net
investment income	(.04)	(.06)	(.07)	(.08)	(.16)	(.13)
Total from
Investment Operations	.34	.69	.49	.38	.84	.60
Distributions to
Common Shareholders:
Dividends from investment
income—net	(.30)	(.65)	(.72)	(.67)	(.56)	(.55)
Dividends from net realized
gain on investments	—	—	—	—	—	(.02)
Total Distributions to
Common Shareholders	(.30)	(.65)	(.72)	(.67)	(.56)	(.57)
Capital Stock transactions,
net of effect of Preferred
Stock offering		—	—	—	—	(.06)
Net asset value, end of period	9.22	9.18	9.14	9.37	9.66	9.38
Market value, end of period	8.17	8.86	9.38	10.11	9.69	8 9/16

Total Return (%) [c]	(4.58)[d]	1.55	.33	11.89	20.22	14.76

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
March 31, 2004			Year Ended September 31,

	(Unaudited)	2004	2003	2002[a]	2001	2000

Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets
applicable to
Common Stock	1.40[e,f,g]	1.38[f,g]	1.40[f,g]	1.38[f,g]	1.39[f,g]	1.25[f,g]
Ratio of net expenses to
average net assets
applicable to
Common Stock	1.26[e,f,g]	—	—	—	—	—
Ratio of net investment income
to average net assets
applicable to Common Stock	6.37[e,f,g]	6.97[f,g]	7.86[f,g]	8.61[f,g]	8.49[f,g]	7.91[f,g]

Portfolio Turnover Rate	14.64	27.31	54.79	36.81	10.07	19.03
Asset coverage of Preferred
Stock, end of period
($ x 1,000)	296	295	293	294	299	295
Net Assets, net of Preferred
Stock end of period
($ x 1,000)	558,373	556,235	549,676	554,757	565,725	548,939

Preferred Stock outstanding,
end of period ($ x 1,000)	285,000	285,000	285,000	285,000	285,000	285,000

[a]	As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities on a daily basis.The effect of this change for the period ended September 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 8.58% to 8.61%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Calculated based on market value.
[d]	Not annualized.
[e]	Annualized.
[f]	Does not reflect the effect of dividends to Preferred Stockholders.
[g]	The ratio of expenses to total average net assets, inclusive of the outstanding auction preferred stock, and the ratio of net investment income to total average net assets were .92% and 4.66%, respectively, for the six months ended
March 31, 2005, .91% and 4.59%, respectively, for the year ended September 30, 2004, .92% and 5.15%, respectively, for the year ended September 30, 2003, .91% and 5.69%, respectively, or the year ended September 30,
2002, .92% and 5.65%, respectively, for the year ended September 30, 2001 and .92% and 5.79%, respectively, for the year ended September 30, 2000.
See notes to financial statements.
22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The fund’s Common Stock trades on the New York Stock Exchange under the ticker symbol LEO.

The fund has outstanding 2,280 shares of Series M, Series T, Series W, Series TH and Series F for a total of 11,400 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquida-tion).APS dividend rates are determined pursuant to periodic auctions. Bankers Trust, as Auction Agent, receives a fee from the fund for its services in connection with such auctions.The fund also compensates broker-dealers generally at an annual rate of .25% of the purchase price of the shares of APS placed by the broker-dealer in an auction.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin R. Melvin and John E. Zuccotti to represent holders of APS on the fund’s Board of Directors.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders of Common Stock (“Common Shareholders(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid

24

monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If he net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, The bank of New York will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On March 30, 2005, the Board of Directors declared a cash dividend of $.046 per share from investment income-net, payable on April 27, 2005 to Common Shareholders of record as of the close of business on April 13, 2005.

(d) Dividends to shareholders of APS: For APS, dividends are currently reset every 7 days.The dividend rates in effect at March 31, 2005 were as follows: Series M-2.15%, Series T-2.16%, Series W-2.31%, Series TH-2.11% and Series F-2.11% .

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $57,745,853 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2004. If not applied, $9,836,505 of the carryover expires in fiscal 2009, $76,128 expires in fiscal 2010, $20,575,114 expires in fiscal 2011 and $27,258,106 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2004 was as follows: tax exempt income $42,931,356. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2005, the fund did not borrow under the line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average weekly net assets, inclusive of the outstanding auction preferred stock, and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the fund’s aggregate expenses, exclusive of taxes, interest on borrowings, brokerage and extraordinary expenses, in any full fiscal year exceed the lesser of (1) the expense limitation of any state having juris-

26

diction over the fund or (2) 2% of the first $10 million, 1 1/2% of the next $20 million and 1% of the excess over $30 million of the average value of the fund’s net assets.The fund has currently undertaken for the period from November 1, 2004 through October 31, 2005 to waive receipt of a portion of the fund’s management if, in the amount of .10 of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). The reduction in management fee, pursuant to the undertaking, amounted to $350,211 during the period ended March 31, 2005.

(b) The fund compensates Mellon Trust of New England, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services to the fund. During the period ended March 31, 2005, $69,182 was charged by Mellon Trust of New England, N.A. pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $538,612, custodian fees $34,250, which are offset against an expense reimbursement currently in effect in the amount of $71,815.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2005, amounted to $121,947,014 and $132,281,552, respectively.

At March 31, 2005, accumulated net unrealized appreciation on investments was $44,604,669, consisting of $45,570,334 gross unrealized appreciation and $965,665 gross unrealized depreciation.

At March 31, 2005, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such

28

derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on October 25, 2004, the Board considered the re-approval for another one-year term of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative ser-vices.The Board members who are not “interested persons” (as defined in the Act (the “Independent Directors”)) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Quality, and Extent of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, quality and extent of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the relationships the Manager has with various intermediaries and the different needs of each, and its need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to fund shareholders. As a closed-end fund, the fund is not subject to inflows and outflows of assets that would increase or decrease its asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper averages, and discussed the results of the comparisons.The Board members noted the fund’s first quartile comparison group and Lipper income rankings, based on net asset value and on market price, for the one-, three-, five, and ten-year periods.The Board members noted the fund’s principal objective of generating high current income and the particular impor-

30

tance for a closed-end fund to produce competitive relative results in pursuit of that objective.The Board also noted the fund’s significantly improved one-year comparison group and Lipper ranking for total return (based on net asset value), placing the fund’s total return above the comparison group and Lipper category average for the period.The Board members reviewed the range of management fees in the comparison group and the expense ratio averages of the comparison group and Lipper category and noted the Manager’s intention to implement a voluntary waiver of a portion of the fund’s management fee for a one-year period which, for the period of the waiver, would move the fund’s expense ratio closer to such averages.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by investment companies managed by the Manager or its affiliates of which there was one, (the “Similar Fund”) with similar investment objectives, strategies, and policies, which were both leveraged, closed-end municipal bond funds like the fund. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided. One Similar Fund had the same management fee as the fund’s management fee, and one had a slightly lower management fee.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s advisory fees.A discussion ensued and the Board acknowledged that differences in fees paid by the one Similar Fund. Because of the fund’s closed-end structure, there were no comparable separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances of the fund.The fund’s assets will not increase or decrease based on asset flows and an associated analysis of economies

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) ( c o n t i n u e d )

of scale in this regard was not applicable.The fund’s management fee is payable on the fund’s total assets, including assets attributable to its leverage structure, and the percent leverage of the fund will result in increased or decreased management fee to the Manager from year to year. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, quality and extent of such services and that a discussion of economies of scale are predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the fund’s overall performance services rendered. It also was noted that the proposed undertaking to waive a portion of the fund’s management fee had the potential to reduce the profitability percentage for managing the fund over the period of the undertaking.

At the conclusion of these discussions, each of the Independent Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, quality and extent of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance, not- ing in particular the improvement in the fund’s one-year total return performance.
32

  The Board concluded that the fund’s fee paid to the Manager was reasonable in light of comparative performance and expense and advisory fee information, particularly given the Manager’s implementation of a fee waiver, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board recognized that economies of scale may be realized as the fund’s assets increase and determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 33

NOTES

34

The Fund 35

NOTES

36

OFFICERS AND DIRECTORS

Dreyfus Strategic Municipals, Inc.

200 Park Avenue New York, NY 10166

Directors	Portfolio Managers (continued)
Joseph S. DiMartino	Joseph A. Irace
David W. Burke	Colleen A. Meehan
William Hodding Carter, III	W. Michael Petty
Ehud Houminer	Scott Sprauer
Richard C. Leone	Bill Vasiliou
Hans C. Mautner	James Welch
Robin A. Melvin*	Monica S.Wieboldt
John E. Zuccotti*	Investment Adviser
* Auction Preferred Stock Directors
The Dreyfus Corporation

Officers	Custodian
President
Stephen E. Canter	Mellon Trust of
Vice President	New England, N.A.
Mark N. Jacobs	Counsel
Executive Vice Presidents
Stephen Byers	Stroock & Stroock & Lavan LLP
A. Paul Disdier	Transfer Agent,
Secretary	Dividend Disbursing Agent
John B. Hammalian
Assistant Secretaries	and Registrar
Steven F. Newman	The Bank of New York (Common Stock)
Michael A. Rosenberg	Deutsche Bank Trust Company America
Treasurer	(Auction Preferred Stock)
James Windels
Assistant Treasurers	Auction Agent
Gregory S. Gruber	Deutsche Bank Trust Company America
Kenneth J. Sandgren
(Auction Preferred Stock)
Chief Compliance Officer
Joseph W. Connolly	Stock Exchange Listing

Portfolio Managers:	NYSE Symbol: LEO
Joseph P. Darcy	Initial SEC Effective Date
A. Paul Disdier	9/23/87
Douglas J. Gaylor

The Net Asset Value appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday; New York Times, Business section under the heading “Closed-End Bond Funds—National Municipal Bond Funds” every Sunday.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940,as amended,that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 37

For More Information

Dreyfus Strategic Municipals, Inc.	Transfer Agent &
200 Park Avenue	Dividend Disbursing Agent
New York, NY 10166	and Registrar
(Common Stock)
Manager
The Bank of New York
The Dreyfus Corporation	One Wall Street
200 Park Avenue	New York, NY 10286
New York, NY 10166

Custodian
Mellon Trust
of New England, N.A.
One Boston Place
Boston, MA 02108

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
None.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

P:\Edgar Filings\Pending\853 previously 000\NCSR-SEMI-853-5-2005\formncsrsemi853.DOC

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

P:\Edgar Filings\Pending\853 previously 000\NCSR-SEMI-853-5-2005\formncsrsemi853.DOC

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 1, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 1, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

P:\Edgar Filings\Pending\853 previously 000\NCSR-SEMI-853-5-2005\formncsrsemi853.DOC